Borrowings - Lease liabilities (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Lease liabilities
Current	€ 2,573	€ 3,056
Non-current	6,786	6,127
Total lease liabilities	9,359	€ 9,183
1 to 5 years
Lease liabilities
Non-current	6,501
Greater than 5 years
Lease liabilities
Non-current	€ 285